RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 RELATED PARTY TRANSACTIONS

The Company’s obligations pursuant to its sale-leaseback agreements described in NOTE 6 LEASE COMMITMENTS are secured by letters of credit (Letters of Credit) in an aggregate amount of $3,000,000. The Letters of Credit were issued by a bank at the behest of a non-profit foundation (the “Foundation”) and Spring Forth Investments. The Company is obligated to reimburse the Foundation and Spring Forth Investments for any draws made under the Letters of Credit pursuant to two reimbursement agreements between the Company and the Foundation and Spring Forth Investments dated October 30, 2013. Mr. Spafford, one of our directors, and his wife, Susan Spafford, have been designated by the Foundation as “Founding Trustees” under its bylaws and have authority to control certain activities of the Foundation. Our obligations under the reimbursement agreements are secured by a security interest in all of our assets pursuant to a Security Agreement dated October 30, 2013. As of December 31, 2015, no draws on the line of credit had taken place.

In February 2014, we issued a convertible promissory note with an 8% interest rate and 25,000 warrants to purchase common stock to Mr. Ashton. The consideration paid by Mr. Ashton for the note and warrants was $200,000. The maturity date for the promissory note was February 26, 2015, or upon or a qualified equity financing of at least $5 million. This financing was for general working capital purposes. The principal balance of this note, along with accrued interest of $6,751 converted to 8,270,027 Series D Units in July 2014 which separated into 8,270,027 shares of Series D Preferred Stock, 41,350 Class A warrants to purchase common stock exercisable at $4.92 per warrant which expire in July 2021 and 41,350 Class B warrants exercisable at $0.20 per warrant which expire in July 2021. Upon the closing of our IPO, the Series D Preferred Stock converted into 20 shares of common stock. The exercise price of the Class A warrants and Class B warrants has been adjusted pursuant to the price protection feature in the warrants and is currently at $0.03 for both the Class A warrants and Class B warrants. The exchange ratio for the Class A warrants and Class B warrants upon the exercise of the options is such that for every 2,100 options exercised, one share of common stock would be issued.

In March 2014, we issued a convertible promissory note with an 8% interest rate and 12,500 warrants to purchase common stock to DRS, LLC, an entity controlled by Mr. Spafford. The consideration paid by DRS, LLC for the note and warrants was $100,000. The maturity date for the promissory note was March 10, 2015, or upon a qualified equity financing of at least $5 million. This financing was for general working capital purposes. The principal balance of this note, along with accrued interest of $3,112 converted to 4,124,493 Series D Units in July 2014 which separated into 4,124,493 shares of Series D Preferred Stock, 20,622 Class A warrants to purchase common stock exercisable at $4.92 per warrant which expire in July 2021 and 20,622 Series B warrants exercisable at $0.20 per warrant which expire in July 2021. Upon the closing of our IPO, the Series D Preferred Stock converted into 10 shares of common stock. The exercise price of the Class A warrants and Class B warrants has been adjusted pursuant to the price protection feature in the warrants and is currently at $0.03 for both the Class A warrants and Class B warrants. The exchange ratio for the Class A warrants and Class B warrants upon the exercise of the options is such that for every 2,100 options exercised, one share of common stock would be issued.

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. Spafford. The maturity date for the note is July 18, 2015. The note pays interest at an annual rate of 20% and is paid monthly. The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015 and paying an extension fee of $10,000. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. As additional consideration for the note, the Company issued 4,000,000 Series D preferred stock units at a value of $100,000 which separated into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase common stock exercisable at $4.92 per warrant and 20,000 Class B warrants to purchase common stock at $0.20 per warrant. The Series D preferred stock units were accounted as a debt discount to be amortized over the life of the note. As of December 31, 2015 the unamortized debt discount was $58,333. Upon the closing of our IPO, the 4,000,000 shares of Series D Preferred Stock converted into 10 shares of common stock. The exercise price of the Class A warrants and Class B warrants has been adjusted pursuant to the price protection feature in the warrants and is currently at $0.03 for both the Class A warrants and Class B warrants. The exchange ratio for the Class A warrants and Class B warrants upon the exercise of the options is such that for every 2,100 options exercised, one share of common stock would be issued.

In April 2014, the Company entered into two Financial Advisory Agency Agreements with Rona Capital, LLC, an entity owned by Jeffrey A. Rona. Mr. Rona became our Chief Financial Officer in October 2014. The first agreement was for financial advisory services related to the Company’s ongoing financing activities prior to the filing of an S-1 registration with the SEC. The Company agreed to pay Rona Capital $15,000 per month plus reasonable out-or-pocket expenses. In addition, the Company issued warrants to Rona Capital to purchase 7,200,000 Series D units which separated into 7,200,000 Series D Preferred Shares, 36,000 Class A warrants to purchase common stock exercisable at $4.92 per warrant and 36,000 Class B warrants to purchase common stock exercisable at $0.20 per warrant pursuant to the initial S-1 filing with the SEC. The Company also indemnified Rona Capital for claims arising from the agreement, subject to certain exceptions. This agreement terminated upon the final closing of the Series D Preferred Stock financing. Upon the closing of our IPO, the 7,200,000 shares of Series D Preferred Stock converted into 18 shares of common stock. The exercise price of the Class A warrants and Class B warrants has been adjusted pursuant to the price protection feature in the warrants and is currently at $0.03 for both the Class A warrants and Class B warrants. The exchange ratio for the Class A warrants and Class B warrants upon the exercise of the options is such that for every 2,100 options exercised, one share of common stock would be issued.

The Company also entered into a second Financial Advisory Agency Agreement with Rona Capital effective in June 2014, wherein Rona Capital provided the Company with financial advisory services related to the Company’s ongoing financing activities. The Company paid Rona Capital $15,000 per month and additional cash amounts on the achievement of specified milestones, including $50,000 upon the filing of an S-1 with the SEC and $100,000 upon the closing of an initial public offering.

In relation to the convertible note financing on December 30, 2015, the Foundation and Spring Forth investments agreed to enter into subordination agreements with the collateral agent in the convertible note financing whereby each agreed to subordinate their debt to the notes issued in the convertible note financing. As consideration for their agreement the Company issued them Subordination Warrants exercisable for 3,015 shares of common stock (see NOTE 11 WARRANTS).